Share capital, Share premium and other reserves - Cumulative translation exchange (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Cumulative translation exchange in equity, beginning of period	£ 448
Cumulative translation exchange in equity, end of period	1,046	£ 448
Total cumulative translation reserve
Disclosure of classes of share capital [line items]
Cumulative translation exchange in equity, beginning of period	464	498
Exchange movements on overseas net assets	588	(34)
Cumulative translation exchange in equity, end of period	1,052	464
Translation reserve, Shareholders of the Group
Disclosure of classes of share capital [line items]
Cumulative translation exchange in equity, beginning of period	448	482
Exchange movements on overseas net assets	598	(34)
Cumulative translation exchange in equity, end of period	1,046	448
Translation reserve, Non-controlling interests
Disclosure of classes of share capital [line items]
Cumulative translation exchange in equity, beginning of period	16	16
Exchange movements on overseas net assets	(10)
Cumulative translation exchange in equity, end of period	£ 6	£ 16